Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Recoverable Taxes

	2019	2018
Withholding income tax on finance income (a)	33,344	52,836
Contributions over revenue (b)	13,576	3,053
Other taxes	3,506	1,029

	50,426	56,918

(a)	This refers to income taxes withheld on financial income which will be offset against future income tax payable.
(b)	Refers to credits taken on contributions on gross revenue for social integration program (PIS) and social security (COFINS) to be offset in the following period against tax payables.